Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable		¥ 182,090
Less: allowance for doubtful accounts			¥ (785)
Accounts receivable, net	$ 27,987	¥ 182,090
Predecessor
Accounts receivable			58,321
Less: allowance for doubtful accounts			(785)	¥ (656)
Accounts receivable, net			¥ 57,536